NON-CURRENT ASSETS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Property, plant and equipment	$ 8,325,304	$ 7,648,183
Total	12,483,994	11,928,649	$ 11,152,588
Non-current assets held for sale [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Land	2,415	2,422
Buildings	1,256	1,256
Property, plant and equipment	206	758
Total	$ 3,877	$ 4,436